Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

January 2026	02/20/2026	17	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%

Class A-1b	8/20/27	08/20/2030	$267,300,000.00	31	SOFR +0.67%	02/12/2026	3.65819%	4.33%

Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%

Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds	$101,726,430.75
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$101,726,430.75

Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$106.40	$106.40	$0.00	$0.00	$101,726,324.35
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$101,726,324.35
Asset Representations Reviewer Fee	$67.02	$67.02	$0.00	$0.00	$101,726,257.33
Supplemental ARR Fee	$268.09	$268.09	$0.00	$0.00	$101,725,989.24
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$101,724,739.24
Servicing Fee	$1,152,188.06	$1,152,188.06	$0.00	$0.00	$100,572,551.18
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$96,857,039.48
Class A-1b Note Interest	$996,241.13	$996,241.13	$0.00	$0.00	$95,860,798.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,860,798.35
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$95,484,435.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,484,435.35
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$95,245,845.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$95,245,845.05
Class R Interest	$95,245,845.05	$95,245,845.05	$0.00	$0.00	$0.00

Total	$101,726,430.75	$101,726,430.75	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$996,241.13	$0.00	$0.00	$996,241.13
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,326,706.13	$0.00	$0.00	$5,326,706.13

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$3.73	$0.00	$3.73	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.55	$0.00	$3.55	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$750,000,000.00		750,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.